EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Retirement Benefits [Abstract]
Employer Contributions to benefit plans	$ 0.9	$ 0.1	$ 1.2	$ 1.1
Total contributions	$ 0.8	$ 0.8	$ 1.6	$ 1.6